Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,290	$ 2,663
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	89.10%
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	90.60%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,290	2,663
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	592	$ 735
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	1,333
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	$ 424